PAYROLL AND RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Employee benefits [Abstract]
Salaries and other employee costs	$ 247,926	$ 228,818	$ 216,617
Social security and other taxes	47,874	46,480	37,333
Retirement - contribution plan	771	823	513
Pensions - defined benefit scheme	228	134	129
Total payroll and related costs	296,799	276,255	254,592
Payroll and related costs from discontinued operations		0	22,182
Remuneration of key management personnel [Abstract]
Salaries and other employee costs	5,293	5,524	4,129
Share - based payments	1,671	214	2,167
Total remuneration of key management personnel	$ 6,964	5,738	6,296
Re-presented [Member]
Remuneration of key management personnel [Abstract]
Salaries and other employee costs		5,300	3,600
Share - based payments			1,400
Total remuneration of key management personnel		$ 5,500	$ 5,000